Leases - Schedule of Maturity Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Maturity Lease Liabilities [Abstract]
2025 (remainder of year)	$ 744,992
2026	726,394	$ 990,055
Total lease payments	1,471,386	1,716,449
Less: imputed interest	(104,801)	(140,950)
Total lease liabilities	$ 1,366,585	$ 1,575,499